Victory Pioneer International Equity Fund Expense Example - Victory Pioneer International Equity Fund	Nov. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 683
Expense Example, with Redemption, 3 Years	915
Expense Example, with Redemption, 5 Years	1,169
Expense Example, with Redemption, 10 Years	1,896
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	286
Expense Example, with Redemption, 3 Years	580
Expense Example, with Redemption, 5 Years	1,003
Expense Example, with Redemption, 10 Years	1,998
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	416
Expense Example, with Redemption, 10 Years	936
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	459
Expense Example, with Redemption, 10 Years	$ 1,058